UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22739

                                   IndexIQ Active ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
                                   Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT |   OCTOBER 31, 2017

IndexIQ Active ETF Trust

IQ MacKay Shields Municipal Insured ETF (MMIN)
IQ MacKay Shields Municipal Intermediate ETF (MMIT)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.IQetfs.com or by calling 1-888-474-7725. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.IQetfs.com or by calling 1-888-474-7725.

You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.IQetfs.com or by calling 1-888-474-7725.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.

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If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

Shareholder Letter (unaudited)

Dear Shareholder:

We are pleased to present you with this shareholder report for IndexIQ Active ETF Trust, the first shareholder report since the launch of our two new actively-managed ETFs on October 18, 2017. Each of these new ETFs provides exposure to municipal bonds in a transparent, low-cost and liquid structure, utilizing an active approach that enables its managers to apply their research and trading expertise in search of added value and to react to changing market conditions in a timely manner. Each seeks current income exempt from federal income tax.

•	IQ MacKay Shields Municipal Insured ETF (MMIN) seeks to provide current income exempt from federal income taxes by investing primarily in insured municipal bonds. MMIN provides targeted exposure to insured municipal bonds, an increasingly important segment of the market following financial difficulties for select issuers over the last several years. MMIN invests primarily in investment grade credits, seeking to outperform the Bloomberg Barclays Municipal Insured Bond Index over time.
•	IQ MacKay Shields Municipal Intermediate ETF (MMIT) seeks to provide current income exempt from federal income taxes by investing primarily in investment grade municipal bonds. MMIT can help investors access key benefits of the ETF structure while still accounting for the unique characteristics of the municipal market that results from its fragmented and illiquid nature. MMIT focuses on opportunities in the intermediate segment of the municipal yield curve, seeking to outperform the Bloomberg Barclays Municipal Bond 1-15 Year Index over time.

On the following pages, you will find a schedule of investments and financial statements for each of the ETFs in the IndexIQ Active ETF Trust for the reporting period since their inception through October 31, 2017.

We thank you for choosing the IndexIQ Active ETF Trust, and we honor the responsibility you have placed on us. For more information on our broad array of alternative investment solutions, please visit us at www.IQetfs.com or call us at 1-888-474-7725.

Adam S. Patti
Chief Executive Officer
Registered Representative of NYLIFE Distributors LLC.

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 10/18/17 to 10/31/17” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying fund investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/18/2017	Ending Account Value 10/31/17	Annualized Expense Ratios for the Period 10/18/17 to 10/31/17	Expenses Paid for Period 10/18/17 to 10/31/17
IQ MacKay Shields Municipal Insured ETF
Actual[1]	$1,000.00	$999.60	0.30%	$0.12
Hypothetical (assuming a 5% return before expenses)[2]	$1,000.00	$1,023.69	0.30%	$1.53

IQ MacKay Shields Municipal Intermediate ETF
Actual[1]	$1,000.00	$999.20	0.30%	$0.12
Hypothetical (assuming a 5% return before expenses)[2]	$1,000.00	$1,023.69	0.30%	$1.53

1	Funds commenced operations on October 18, 2017. Expenses are calculated using the Fund’s annualized expense ratio multiplied by the ending value for the period, multiplied by 14/365 (to reflect commencement of operations).
2	Hypothetical expense reflect a beginning account value as of May 1, 2017. Expenses are calculated using the Funds annualized expense ratio, multiplied by the average account value multiplied by 184/365.

Portfolio Summaries

October 31, 2017 (unaudited)

SCHEDULE OF INVESTMENTS SUMMARY TABLE

IQ MacKay Shields Municipal Insured ETF

Net Assets ($mil): $14.9

% of Net Assets
Money Market Fund*	29.9%
Illinois	10.7
Colorado	10.1
Pennsylvania	9.8
Connecticut	7.8
California	7.7
New York	6.6
Texas	6.6
Kentucky	6.1
Missouri	3.8
New Jersey	3.4
Georgia	3.3
Ohio	3.3
Tennessee	3.3
Washington	3.3
Minnesota	3.0
Total Investments	118.7
Other Assets and Liabilities, Net	(18.7)
Net Assets	100.0%

IQ MacKay Shields Municipal Intermediate ETF

Net Assets ($mil): $29.9

% of Net Assets
Money Market Fund*	42.1%
Illinois	8.9
New York	7.2
Florida	7.1
Texas	6.8
Pennsylvania	4.1
Connecticut	3.8
Kentucky	3.7
Iowa	3.4
Missouri	3.4
Ohio	3.4
Georgia	3.3
California	2.6
Delaware	1.7
Minnesota	1.7
Montana	1.7
Nebraska	1.7
Tennessee	1.7
Washington	1.7
Total Investments	110.0
Other Assets and Liabilities, Net	(10.0)
Net Assets	100.0%

*	The Fund commenced operations on October 18, 2017. As of October 31, 2017, the Fund was still in its initial invest-up period and cash not yet invested in municipal bonds was held in the money market fund.

See notes to financial statements.

Schedules of Investments — IQ MacKay Shields Municipal Insured ETF

October 31, 2017 (unaudited)

	Principal Amount	Value
Municipal Bonds — 88.8%

California — 7.7%
California Statewide Communities Development Authority, Revenue Bonds Series W-2 0.900%, due 9/15/29(a)	$500,000	$500,000
West Sacramento Financing Authority, Revenue Bonds Insured: BAM 4.000%, due 10/1/40	620,000	657,460
		1,157,460
Colorado — 10.1%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM 5.000%, due 12/1/37	545,000	620,880
Rampart Range Metropolitan District No 1, Revenue Bonds Insured: AGM 5.000%, due 12/1/42	770,000	882,166
		1,503,046
Connecticut — 7.8%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM 5.000%, due 7/1/28	560,000	615,222
City of New Haven CT, General Obligation Bonds Series B Insured: BAM-TCRS 5.000%, due 8/1/25	475,000	554,506
		1,169,728
Georgia — 3.3%
Burke County Development Authority, Revenue Bonds 0.950%, due 11/1/52(a)	500,000	500,000
Illinois — 10.7%
Carol Stream Park District, General Obligation Bonds Insured: BAM 5.000%, due 1/1/37	195,000	221,233
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM 5.250%, due 11/1/34	225,000	264,197
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM 5.000%, due 12/1/30	375,000	420,278
State of Illinois, Revenue Bonds Series 2 Insured: NATL 5.750%, due 6/15/19	100,000	106,823
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM 5.000%, due 12/1/27	500,000	576,815
		1,589,346

	Principal Amount	Value
Municipal Bonds (continued)

Kentucky — 6.1%
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL 1.472%, due 11/1/25(a)	$130,000	$126,637
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM 4.000%, due 6/1/37	500,000	513,620
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM 4.000%, due 6/1/36	250,000	263,362
		903,619
Minnesota — 3.0%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds Class A Insured: AGM 0.810%, due 8/15/34(a)	200,000	200,000
0.810%, due 8/15/37(a)	250,000	250,000
		450,000
Missouri — 3.8%
St Louis Municipal Finance Corp., Revenue Bonds Insured: AGM 5.000%, due 10/1/38	500,000	572,725
New Jersey — 3.4%
City of Atlantic City NJ, General Obligation Bonds Series B Insured: AGM 4.000%, due 3/1/42	500,000	512,520
New York — 6.6%
City of New York NY, General Obligation Bonds Series H Insured: AGM 0.890%, due 8/1/22(a)	500,000	500,000
New York State Energy Research & Development Authority, Revenue Bonds Class A Insured: XLCA 3.104%, due 7/1/29(a)	500,000	494,470
		994,470
Ohio — 3.3%
County of Montgomery OH, Revenue Bonds Series C 0.850%, due 11/15/39(a)	500,000	500,000
Pennsylvania — 9.8%
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM 5.000%, due 12/15/26	525,000	600,148
5.000%, due 12/15/27	490,000	556,361
Township of Amity PA, General Obligation Bonds Insured: BAM 4.000%, due 5/1/18	300,000	304,332
		1,460,841

See notes to financial statements.

Schedules of Investments — IQ MacKay Shields Municipal Insured ETF (continued)

October 31, 2017 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Tennessee — 3.3%
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series A Insured: AGM 0.820%, due 6/1/42(a)	$500,000	$500,000
Texas — 6.6%
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 0.830%, due 9/1/31(a)	500,000	500,000
Series C-1 0.850%, due 12/1/24(a)	500,000	500,000
		1,000,000
Washington — 3.3%
Washington State Housing Finance Commission, Revenue Bonds 0.860%, due 6/1/32(a)	500,000	500,000
Total Municipal Bonds (Cost $13,339,059)		13,313,755

	Shares	Value
Short-Term Investment — 29.9%

Money Market Fund — 29.9%
Fidelity Investments Money Market Treasury Only Class I*, 0.91%(b) (Cost $4,484,459)	4,484,459	$4,484,459
Total Investments — 118.7% (Cost $17,823,518)		17,798,214
Other Assets and Liabilities, Net — (18.7)%		(2,804,666)
Net Assets — 100.0%		$14,993,548

*	The Fund commenced operations on October 18, 2017. As of October 31, 2017, the Fund was still in its initial invest-up period and cash not yet invested in municipal bonds was held in the money market fund.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2017.
(b)	Reflects the 7-day yield at October 31, 2017.

Abbreviations

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual Assurance Co.

NATL — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Municipal Bonds	$—	$13,313,755	$—	$13,313,755
Short-Term Investment:
Money Market Fund	4,484,459	—	—	4,484,459
Total Investments in Securities	$4,484,459	$13,313,755	$—	$17,798,214

(c)	For a complete listing of investments and their states, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ MacKay Shields Municipal Intermediate ETF

October 31, 2017 (unaudited)

	Principal Amount	Value
Municipal Bonds — 67.9%

California — 2.6%
California Statewide Communities Development Authority, Revenue Bonds Series W-2 0.900%, due 9/15/29(a)	$500,000	$500,000
West Sacramento Financing Authority, Revenue Bond Insured: BAM 4.000%, due 10/1/31	250,000	276,918
		776,918
Connecticut — 3.8%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM 5.000%, due 7/1/28	560,000	615,222
City of New Haven CT, General Obligation Bonds Series B Insured: BAM 5.000%, due 8/1/25	475,000	554,505
		1,169,727
Delaware — 1.7%
Delaware River & Bay Authority, Revenue Bonds Series C 5.000%, due 1/1/18	500,000	503,175
Florida — 7.1%
City of Gainesville FL Utilities System Revenue, Revenue Bonds Series A 5.000%, due 10/1/33	500,000	599,305
County of Escambia FL, Revenue Bonds Series 2 0.940%, due 4/1/39(a)	500,000	500,000
Pinellas County Health Facilities Authority, Revenue Bonds Class A1 0.920%, due 11/1/38(a)	500,000	500,000
Putnam County Development Authority, Revenue Bonds 0.860%, due 9/1/24(a)	500,000	500,000
		2,099,305
Georgia — 3.3%
Burke County Development Authority, Revenue Bonds 0.950%, due 11/1/52(a)	1,000,000	1,000,000
Illinois — 8.9%
Carol Stream Park District, General Obligation Bonds Insured: BAM 5.000%, due 1/1/37	195,000	221,233
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM 5.250%, due 11/1/34	230,000	270,068
Illinois Finance Authority, Revenue Bonds 5.000%, due 9/1/25	500,000	561,000
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM 5.000%, due 12/1/29	500,000	561,870
Town of Cicero IL, General Obligation Bonds Insured: BAM 5.000%, due 12/1/26	500,000	559,790

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM 5.000%, due 12/1/27	$500,000	$576,815
		2,750,776
Iowa — 3.4%
City of Hills IA, Revenue Bonds 0.910%, due 8/1/35(a)	500,000	500,000
Iowa Higher Education Loan Authority, Revenue Bonds 0.860%, due 10/1/33(a)	500,000	500,000
		1,000,000
Kentucky — 3.7%
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: BAM 4.000%, due 6/1/37	325,000	333,853
Louisville & Jefferson County Visitors and Convention Revenue Bonds Insured: BAM 4.000%, due 6/1/36	250,000	263,362
Louisville/Jefferson County Metropolitan Government, Revenue Bonds Series B 0.830%, due 10/1/39(a)	500,000	500,000
		1,097,215
Minnesota — 1.7%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bonds Series B 0.830%, due 11/15/35(a)	500,000	500,000
Missouri — 3.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds 0.840%, due 11/1/27(a)	500,000	500,000
0.870%, due 12/1/35(a)	500,000	500,000
		1,000,000
Montana — 1.7%
City of Forsyth MT, Revenue Bonds 0.870%, due 1/1/18(a)	500,000	500,000
Nebraska — 1.7%
Douglas County Hospital Authority No 2, Revenue Bonds Class A 0.840%, due 8/15/32(a)	500,000	500,000
New York — 7.2%
City of New York NY, General Obligation Bonds Series H Insured: AGM 0.890%, due 8/1/22(a)	500,000	500,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series B 5.000%, due 8/1/34	1,000,000	1,192,140
New York State Energy Research & Development Authority, Revenue Bonds Class A Insured: XLCA 3.104%, due 7/1/29(a)	500,000	494,470
		2,186,610

See notes to financial statements.

Schedules of Investments — IQ MacKay Shields Municipal Intermediate ETF (continued)

October 31, 2017 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Ohio — 3.4%
County of Montgomery OH, Revenue Bonds Series C 0.850%, due 11/15/39(a)	$500,000	$500,000
Ohio Higher Educational Facility Commission, Revenue Bonds Class A 5.250%, due 1/1/19	510,000	513,529
		1,013,529
Pennsylvania — 4.1%
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM 5.000%, due 12/15/27	1,000,000	1,135,430
Warwick School District, General Obligation Bonds 4.000%, due 2/15/18	100,000	100,848
		1,236,278
Tennessee — 1.7%
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series A Insured: AGM 0.820%, due 6/1/42(a)	500,000	500,000
Texas — 6.8%
City of San Antonio TX, General Obligation Bonds 5.000%, due 2/1/18	460,000	464,536
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds Series C-1 0.850%, due 12/1/24(a)	500,000	500,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds Series C 0.830%, due 11/15/50(a)	500,000	500,000
Uptown Development Authority, Revenue Bonds Series A 5.000%, due 9/1/35	500,000	564,225
		2,028,761

	Principal Amount	Value
Municipal Bonds (continued)

Washington — 1.7%
Washington State Housing Finance Commission, Revenue Bonds 0.860%, due 6/1/32(a)	$500,000	$500,000
Total Municipal Bonds (Cost $20,405,383)		20,362,294

	Shares
Short-Term Investment — 42.1%

Money Market Fund — 42.1%
Fidelity Investments Money Market Treasury Only Class I, 0.91%(b)* (Cost $12,627,547)	12,627,547	12,627,547
Total Investments — 110.0% (Cost $33,032,930)		32,989,841
Other Assets and Liabilities, Net — (10.0)%		(3,013,967)
Net Assets — 100.0%		$29,975,874

*	The Fund commenced operations on October 18, 2017. As of October 31, 2017, the Fund was still in its initial invest-up period and cash not yet invested in municipal bonds was held in the money market fund.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2017.
(b)	Reflects the 7-day yield at October 31, 2017.

Abbreviations

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual Assurance Co.

GTD — Guaranteed

XLCA — XL Capital Assurance

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Municipal Bonds	$—	$20,362,294	$—	$20,362,294
Short-Term Investment:
Money Market Fund	12,627,547	—	—	12,627,547
Total Investments in Securities	$12,627,547	$20,362,294	$—	$32,989,841

(c)	For a complete listing of investments and their states, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2017 (unaudited)

	IQ MacKay Shields Municipal Insured ETF	IQ MacKay Shields Municipal Intermediate ETF
Assets
Investments in securities, at value	$17,798,214	$32,989,841
Interest receivable	58,191	90,028
Dividend receivable	595	2,332
Due from Advisor	4,520	3,412
Total assets	17,861,520	33,085,613

Liabilities
Payable for investment securities purchases	2,862,096	3,103,863
Trustees fees payable	119	119
Compliance fees payable	6	6
Accrued expenses and other liabilities	5,751	5,751
Total liabilities	2,867,972	3,109,739
Net assets	$14,993,548	$29,975,874

Composition of Net Assets
Paid-in capital	$15,009,521	$30,011,675
Undistributed net investment income	6,770	7,288
Accumulated net realized gain	2,561	—
Net unrealized depreciation	(25,304)	(43,089)
Net assets	$14,993,548	$29,975,874

NET ASSET VALUE PER SHARE
Outstanding shares (no par value, unlimited shares authorized)	600,001	1,200,001
Net asset value per share	$24.99	$24.98
Investments, at cost	$17,823,518	$33,032,930

See notes to financial statements.

Statements of Operations

For the period ended October 31, 2017 (unaudited)

	IQ MacKay Shields Municipal Insured ETF**	IQ MacKay Shields Municipal Intermediate ETF**
Investment Income
Interest	$7,531	$7,420
Dividend	595	2,332
Total investment income	8,126	9,752

Expenses
Advisory fees	1,808	3,286
Professional fees	1,643	1,643
Administrative fees	1,279	1,278
Shareholder reporting fees	722	722
Distributor fees	632	632
Listing fees	541	541
Custodian fees	505	505
Registration fees	418	418
Trustee fees	119	119
Insurance fees	7	7
Compliance fees	6	6
Miscellaneous fees	4	4
Total expenses	7,684	9,161
Waivers	(6,328)	(6,697)
Net expenses	1,356	2,464
Net investment income	6,770	7,288

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on: Investment transactions	2,561	—
Net realized gain	2,561	—
Net change in net unrealized depreciation on: Investments	(25,304)	(43,089)
Net change in net unrealized depreciation on investments	(25,304)	(43,089)
Net realized and unrealized loss on investments	(22,743)	(43,089)
Net decrease in net assets resulting from operations	$(15,973)	$(35,801)

**	Commencement of operations was October 18, 2017.

See notes to financial statements.

Statements of Changes in Net Assets

For the Period October 18, 2017* to October 31, 2017 (unaudited)

	IQ MacKay Shields Municipal Insured ETF	IQ MacKay Shields Municipal Intermediate ETF
Increase (Decrease) in Net Assets Operations:
Net investment income	$6,770	$7,288
Net realized gain on investments	2,561	—
Net change in net unrealized depreciation on investments	(25,304)	(43,089)
Net decrease in net assets resulting from operations	(15,973)	(35,801)

Capital Share Transactions:
Proceeds from shares created	15,009,496	30,011,650
Increase from capital share transactions	15,009,496	30,011,650
Total increase in net assets	14,993,523	29,975,849

Net Assets
Beginning of period	25	25
End of period	$14,993,548	$29,975,874

Undistributed net investment income included in net assets at the end of the period:	$6,770	$7,288

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares created	600,000	1,200,000
Shares outstanding, end of period	600,001	1,200,001

*	Commencement of operations.

See notes to financial statements.

Financial Highlights

For the Period October 18, 2017(a) to October 31, 2017 (unaudited)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Shields Municipal Insured ETF	IQ MacKay Shields Municipal Intermediate ETF
Net asset value at beginning of period	$25.00	$25.00

Income from Investment Operations
Net investment income(b)*	0.01	0.01
Net realized and unrealized loss on investments	(0.02)	(0.03)
Net decrease in net assets resulting from investment operations	(0.01)	(0.02)
Net asset value, end of period	$24.99	$24.98
Market Price, end of period	$25.00	$25.00

Total Return
Total investment return based on net asset value(c)	(0.04)%	(0.08)%
Total investment return based on Market Value(d)(g)	0.00%	0.00%

Ratios/Supplement Data
Net assets, end of period in 000’s	$14,994	$29,976
Ratio to average net assets of:
Net investment income (loss)*(e)	1.50%	0.89%
Net expenses(e)	0.30%	0.30%
Expenses (before waiver)(e)	1.70%	1.12%
Portfolio turnover rate(f)	24%	0%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	Since the shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate market returns.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.
(g)	The market price returns are calculated using its mean between the last bid and ask prices.

See notes to financial statements.

Notes to Financial Statements

October 31, 2017 (unaudited)

1. ORGANIZATION

IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two operational funds, the IQ MacKay Shields Municipal Insured ETF and IQ MacKay Shields Municipal Intermediate ETF (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. Each Fund is classified as diversified.

Each Fund’s investment objective is to seek current income exempt from federal income tax. There can be no assurance that a Fund’s objective will be achieved.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Organization and Offering Costs

Organization and offering costs paid in connection with the offering of the Funds were paid by the Funds’ Advisor and is not the responsibility of the Funds and its shareholders.

Investment Valuation

Each Fund issues and redeems Shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the Shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price or Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a creation unit of shares of each Funds generally consist of cash only, however the Funds reserve the inputs to permit in-kind deposit of a designated portfolio of securities along with a specified cash payment.

Each Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available.

Each Fund automatically sweeps uninvested cash balances into a money market fund, the Fidelity Investments Money Market Treasury Only Class I. The Fidelity Investments Money Market Treasury Only Class I seeks to obtain as high a level of current income as is consistent with the security of principal and liquidity. Fidelity Investments Money Market Treasury Only Class I has no redemption restriction and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2017 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Advisor determines in good faith that such method does not represent fair value. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and net capital gains are typically distributed to shareholders at least annually; the IQ MacKay Shields Municipal Intermediate ETF and the IQ MacKay Shields Municipal insured ETF distribute income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust, including the Funds, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund (including arranging for sub-advisory services) subject to the supervision of the Independent Trustees of the Trust (“Independent Trustees”). The Advisor is responsible for the supervision of the Subadvisor and its management of the investment portfolio of each of the Funds.

The Advisor also: (i) supervises all non-advisory operations of the Funds and the other series of the Trust; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually. Pursuant to the Advisory Agreement, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates (accrued daily and paid monthly):

Fund	Rate
IQ MacKay Shields Municipal Insured ETF	0.40%
IQ MacKay Shields Municipal Intermediate ETF	0.40%

The Advisor has contractually agreed, until August 31, 2018, to waive or reduce its management fee and/or reimburse expenses of each Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses), to not more than 0.30% of average daily net assets of the Fund

Investment Sub-Advisory Agreement

MacKay Shields LLC (“MacKay Shields” or the (“Sub-Advisor”)), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company, serves as investment subadvisor to the Fund pursuant to the Investment Subadvisory Agreement between the Advisor and the Subadvisor (the “Subadvisory Agreement”). The Subadvisor is responsible for placing purchase and sale orders and shall make investment decisions for the Fund, subject to the supervision by the Advisor and the Board. For its services, the Subadvisor is compensated by the Advisor.

The Subadvisor acts as portfolio manager for the Funds subject to the supervision of the Advisor.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ administrator, custodian and transfer agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees on behalf of the Trust. BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily net asset value of the Funds. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2017, the cost of investments on a tax basis including the adjustments for financial reporting purposes is as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay Shields Municipal Insured ETF	$17,823,518	$10,246	$(35,550)	$(25,304)
IQ MacKay Shields Municipal Intermediate ETF	33,032,930	5,631	(48,720)	(43,089)

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered affiliate. At October 31, 2017 affiliated transactions if any are listed at the end of the respective portfolio.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

An issuer which is under common control with a fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2017, New York Life Investment Management LLC was known to own beneficially greater than 5% of the shares outstanding of the following funds:

Fund	% Ownership
IQ MacKay Shields Municipal Insured ETF	99.7%
IQ MacKay Shields Municipal Intermediate ETF	99.9%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2017 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ MacKay Shields Municipal Insured ETF	$14,570,810	$1,537,560	—	—
IQ MacKay Shields Municipal Intermediate ETF	18,837,594	—	—	—

8. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Municipal Bond Risk

The Funds may invest a substantial amount of their assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Funds concentrate their investments in this manner, they assume the legal and economic risks relating to such projects and this may have a significant impact on a Fund’s investment performance. In addition, the Funds may invest more heavily in bonds from certain cities, states, territories or regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. For example, in recent years, Puerto Rico has experienced difficult financial and economic conditions, which may negatively affect the value of the Funds’ holdings in Puerto Rico municipal securities. The Funds’ vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).

Bond Insurance Risk (Applicable to the IQ MacKay Shields Municipal Insured ETF)

Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured. Market conditions or changes to ratings criteria could adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase the Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.

Income Risk

A Fund’s income may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Credit Risk

Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

Interest Rate Risk

An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Funds’ returns because the Funds may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Funds’ bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.

Market Risk

The market price of investments owned by the Funds may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed income securities markets generally or particular segments of the market.

New Fund Risk

Each Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

Fixed income securities most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, the Funds expect to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the secondary market and the NAV vary significantly.

U.S. Tax Treatment Risk

Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a Fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.

9. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Fund's financial statements as of October 31, 2017. The adoption had no effect on the Fund's net assets or results of operations.

10. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Board Review of Investment Advisory Agreement (unaudited)

The Board (the members of which are referred to as “Trustees”) of the IndexIQ Active ETF Trust (the “Trust”) met in person on June 27, 2017 to consider the approval of an amendment to the Advisory Agreement between the Trust, on behalf of its funds, and the Advisor, to apply such Advisory Agreement to the IQ MacKay Shields Municipal Insured ETF, IQ MacKay Shields Municipal Intermediate ETF and IQ MacKay Shields Municipal Short Duration ETF (the “Funds”). The Trustees also considered the approval of a Sub-Advisory Agreement between the Advisor and MacKay Shields LLC (“MacKay”) to provide investment sub-advisory services with respect to the Funds.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the amendment to the Advisory Agreement to apply such agreement to the Funds, and from MacKay and the Advisor relevant to the Board’s consideration of whether to approve the Sub-Advisory Agreement. In connection with considering approval of the amendment to the Advisory Agreement and the approval of the Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of both (1) the amendment to the Advisory Agreement and (2) the Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Funds; (2) the personnel and operations of the Advisor and MacKay; (3) the proposed expense levels of each Fund; (4) profits to be realized by the Advisor and its affiliates from the relationship with the Trust; (5) the extent to which economies of scale would be realized as each Fund grows; (6) any “fall-out” benefits derived or to be derived by the Advisor or MacKay from their respective relationships with the Trust; and (7) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the amendment to the Advisory Agreement and of the Advisory Agreement, itself; (2) information about the Expense Limitation Agreement; (3) a copy of the Sub-Advisory Agreement; (4) information describing the Advisor and MacKay and the services provided thereby; (5) information regarding the respective compliance programs of the Advisor and MacKay; (6) information regarding the portfolio management team of MacKay; (7) copies of the Form ADV for each of the Advisor and MacKay; (8) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; and (9) materials provided by each of the Advisor and MacKay in response to a 15(c) request for information from legal counsel to the Independent Trustees. In addition, the Board was provided data comparing the advisory fees and operating expenses of each Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the exchange-traded fund (“ETF”) and mutual fund industry, as applicable, including their experiences with the Advisor and MacKay in respect of series of the IndexIQ Trust and IndexIQ ETF Trust, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.	The nature, extent and quality of the facilities and services provided by the Advisor and MacKay. The Independent Trustees reviewed the services that the Advisor and MacKay would provide to the Funds. In connection with the investment advisory services to be provided to the Funds, the Independent Trustees noted the responsibilities that the Advisor and MacKay would have as the Funds’ investment adviser and sub-adviser, respectively, including overall supervisory responsibility for the general management and investment of the Funds’ securities portfolio, ultimate responsibility, subject to oversight by the Board, for daily monitoring of the Funds and quarterly reporting to the Board, and the implementation of Board directives as they relate to the Funds.

Board Review of Investment Advisory Agreement (unaudited) (continued)

The Independent Trustees again reviewed the Advisor’s and MacKay’s experience, resources, and strengths in managing other mutual funds and ETFs. The Independent Trustees also considered the Advisor’s performance in managing the existing series of the IndexIQ Trust and IndexIQ ETF Trust. The Independent Trustees reviewed the experience of MacKay’s team in managing strategies and asset classes similar to those of the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds would likely to benefit from the nature, quality, and extent of these services, as well as each of the Advisor’s and MacKay’s ability to render such services based on its experience, operations, and resources.
2.	Comparison of services to be provided and fees to be charged by the Advisor and MacKay and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by the Advisor and MacKay from the relationship with the Funds. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Investment Advisory Agreement with the Advisor and to contracts of other investment advisers with respect to similar mutual funds and ETFs, as well as the operational series of the IndexIQ ETF Trust. In particular, the Independent Trustees compared the Funds’ proposed advisory fees and projected expense ratios for its first year of operations to other ETFs in the Funds’ peer group. The Independent Trustees also considered that the Advisor had proposed an Expense Limitation Agreement to limit the total operating expenses of each Fund for a period of at least one year.
The Independent Trustees also considered that the Advisor is responsible for payment of the sub-advisory fee to MacKay pursuant to the Sub-Advisory Agreement contract. They considered the level of such sub-advisory fee in the context of the services to be provided.
After comparing the Funds’ proposed fees with those of other funds in the Funds’ respective peer groups, and in light of the nature, quality, and extent of services proposed to be provided by the Advisor and MacKay and the costs expected to be incurred by the Advisor and MacKay in rendering those services, the Independent Trustees concluded that the fees proposed to be paid to the Advisor and MacKay with respect to the Funds was fair and reasonable.
3.	The Advisor’s and MacKay’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Independent Trustees next considered potential economies of scale and the anticipated costs and projected profitability of each of the Advisor and MacKay in connection with their serving as investment adviser and investment sub-adviser, respectively, to the Funds, including operational costs.
4.	Investment performance of the Advisor and MacKay. Because Funds have not commenced operations, the Independent Trustees could not consider the investment performance of the Funds, but did take into account the investment performance of other strategies managed by MacKay, and peer performance.
Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the amended Investment Advisory Agreement with the Advisor and the Sub-Advisory Agreement with MacKay were reasonable and fair to the Funds and to recommend to the Board the approval of the amended Investment Advisory Agreement and Sub-Advisory Agreement. As a result, all of the Board members, including the Independent Trustees, determined that the Investment Advisory Agreement and the Sub-Advisory Agreement were each in the best interests of the Funds. The Board and the Independent Trustees, voting separately, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial two-year period.

SEMI-ANNUAL REPORT    |    OCTOBER 31, 2017

IndexIQ Active ETF Trust

IQ MacKay Shields Municipal Insured ETF
IQ MacKay Shields Municipal Intermediate ETF

Investment Advisor

IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Lending Agent/Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel

Chapman and Cutler LLP
1270 Avenue of the Americas
New York, New York 10020

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1758022	ME10a-12/17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            IndexIQ Active ETF Trust

By (Signature and Title)*       /s/ Adam S. Patti

   Adam S. Patti

   (Principal Executive Officer)

Date                      12/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Adam S. Patti

    Adam S. Patti

   (Principal Executive Officer)

Date                      12/28/2017

By (Signature and Title)*      /s/ David L. Fogel

  David L. Fogel

  (Principal Financial Officer)

Date                      12/28/2017

* Print the name and title of each signing officer under his or her signature.